Leases - Schedule of Finance Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Disclosure Abstract
Equipment lease	$ 184,106	$ 328,833	$ 0
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Less: Current portion
Less: Current portion	$ 184,106	$ 328,833	0
Long-term portion		$ 0	$ 0